Taxes - Schedule of Components of the Income Tax Provision (Benefit) (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current tax provision	$ 451,198	$ 269,225
Deferred tax provision (benefit)	13,879	(19,459)
Income tax provision	465,077	249,766
Cayman Islands [Member]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Deferred tax provision (benefit)
China [Member]
Current tax provision	451,198	269,225
Deferred tax provision (benefit)	$ 13,879	$ (19,459)